Other Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Accrued Expenses [Abstract]
Schedule of Other Accrued Expenses

The following table summarizes other accrued expenses:

	As of December 31, 2024	As of December 31, 2023
Accrued royalty	$250,000	$150,000
Accrued payroll	1,125,846	22,481
Professional services	205,790	58,021
Engineering consulting	—	1,700
Business development	—	1,425
Accrued other	138,682	10,813
Total other accrued expenses	$1,720,318	$244,440